Revenue Recognition - Summary of Committed Time Charter Income for Future Periods (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Not Later Than One Year [Member]
Within 1 year:	$ 143,372
More Than One Year But Not Later Than Two Years [Member]
2 years:	53,346
More Than Two Years But Not Later Than Three Years [Member]
3 years:	32,649
More Than Three Years But Not Later Than Four Years [Member]
4 years:	21,480
More Than Four Years But Not Later Than Five Years [Member]
5 years:	21,480
Later Than Five Years [Member]
More than 5 years:	$ 16,152